Derivative Financial Instruments (Cumulative Amount Of Pretax Net Gains (Losses) On All Derivative Instruments In OCI) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Current gains deferred as regulatory liabilities	$ 100		$ 133
Current losses deferred as regulatory assets	247		215
Power [Member]
Derivative [Line Items]
Current gains deferred as regulatory liabilities	14
Current losses deferred as regulatory assets	24
Fuel Oils [Member]
Derivative [Line Items]
Current gains deferred as regulatory liabilities	4
Current losses deferred as regulatory assets	1
Natural Gas [Member]
Derivative [Line Items]
Current gains deferred as regulatory liabilities	1
Current losses deferred as regulatory assets	64
Uranium [Member]
Derivative [Line Items]
Current losses deferred as regulatory assets	1
Regulatory Liabilities Or Assets [Member] | Power [Member]
Derivative [Line Items]
Cumulative deferred pretax gains (losses)	(99)	[1]	81	[1]
Regulatory Liabilities Or Assets [Member] | Fuel Oils [Member]
Derivative [Line Items]
Cumulative deferred pretax gains (losses)	4	[2]	19	[2]
Regulatory Liabilities Or Assets [Member] | Natural Gas [Member]
Derivative [Line Items]
Cumulative deferred pretax gains (losses)	(107)	[3]	(191)	[3]
Regulatory Liabilities Or Assets [Member] | Uranium [Member]
Derivative [Line Items]
Cumulative deferred pretax gains (losses)	$ (2)	[4]	$ (1)	[4]

[1]	Represents net losses associated with power derivative contracts. These contracts are a partial hedge of power price requirements through May 2032 as of December 31, 2012. Current gains deferred as regulatory liabilities include $14 million as of December 31, 2012. Current losses deferred as regulatory assets include $24 million as of December 31, 2012.
[2]	Represents net gains on fuel oils derivative contracts. These contracts are a partial hedge of transportation costs for coal through October 2015 as of December 31, 2012. Current gains deferred as regulatory liabilities include $4 million as of December 31, 2012. Current losses deferred as regulatory assets include $1 million as of December 31, 2012.
[3]	Represents net losses associated with natural gas derivative contracts. These contracts are a partial hedge of natural gas requirements through March 2017 as of December 31, 2012. Current gains deferred as regulatory liabilities include $1 million as of December 31, 2012. Current losses deferred as regulatory assets include $64 million as of December 31, 2012.
[4]	Represents net losses on uranium derivative contracts. These contracts are a partial hedge of uranium requirements through September 2014 as of December 31, 2012. Current losses deferred as regulatory assets include $1 million as of December 31, 2012, respectively.